Right-Of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Right-Of-Use Assets And Operating Lease Liabilities [Abstract]
Schedule of ROU Assets and Operating Lease Liabilities	The Company’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:
	As of June 30,
	2025	2024
	US$	US$
Right-of-use assets
Cost	174,309	175,237
Less: accumulated amortization	(136,308)	(48,972)
Right-of-use assets, net	38,001	126,265

	As of June 30,
	2025	2024
	US$	US$
Operating lease liabilities
Current portion	35,569	92,458
Non-current portion	—	35,758
Total	35,569	128,216

	As of June 30,
	2025	2024
Operating leases:
Weighted average remaining lease term (years)	0.4	1.4
Weighted average discount rate	5.5%	5.5%

Schedule of Non-Cancelable Operating Lease Obligations

The maturity analysis of the Company’s non-cancelable operating lease obligations as of June 30, 2025 is as follows:

Operating leases
US$
Year ending June 30, 2026	35,822
Total undiscounted lease obligations	35,822
Less: imputed interest	(253)
Lease liabilities recognized in the consolidated balance sheets	35,569